MANAGEMENT AGREEMENT (Details Narrative 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advances made in connection with management agreement	$ (99,582)	$ (75,000)	$ (77,800)	$ (1,845,902)
Advance repayment in connection with management agreement	222,304	$ 469,645	625,227	1,175,000
Offsetting liability	$ 63,767		82,828	24,987
ERC [Member]
Advances made in connection with management agreement			77,800	1,975,000
Advance repayment in connection with management agreement			625,227	1,175,000
Received of previously impaired amount			387,427
Total fee earned			240,000	240,000
Payment of equipment			192,432	258,096
Offsetting liability			$ 82,828	$ 24,987